Share-Based Compensation (Schedule of Restricted Share Units Activities) (Details) - Restricted Stock [Member]	9 Months Ended
Sep. 30, 2016 ¥ / shares shares
Outstanding, as of December 31, 2015	3,976,311
Granted	2,059,353
Forfeited	(468,556)
Outstanding, as of September 30, 2016	5,567,108
Outstanding, as of December 31, 2015 | ¥ / shares	¥ 17.28
Granted | ¥ / shares	12.44
Outstanding, as of September 30, 2016 | ¥ / shares	¥ 15.54